Operating Lease (Details) - Schedule of Maturity of our Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
Year of 2024	$ 79,596
Year of 2025	48,372
Year of 2026	8,062
Total lease payments	136,030
Less: imputed interest	(17,302)
Operating lease liabilities	153,332	$ 330,004
Less: current obligation	79,736	162,576
Non-current obligation on December 31, 2023	$ 73,596	$ 167,428